SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Convenience translation	6.9931
Expected credit loss for accounts receivables	¥ 700	¥ 3,600	¥ 1,700
Provision/(reversal) for expected credit losses	(700)	3,400	2,400
Impairment of long-lived asset	0	0	0
Impairment loss on goodwill	¥ 0	¥ 0	¥ 0